Income Taxes: - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019
Deferred Tax Asset:
Total deferred tax asset	$ 32,400		$ 0
Valuation allowance for deferred tax assets	(32,400)		0
Deferred tax asset, net of current allowance	$ 0		$ 0
Hman Group holdings Inc and subsidiaries
Deferred Tax Asset:
Inventory		$ 11,423,000		$ 10,043,000
Bad debt reserve		1,497,000		868,000
Casualty loss reserve		279,000		498,000
Accrued bonus / deferred compensation		7,411,000		5,174,000
Deferred rent		54,000		80,000
Derivative security value		817,000		845,000
Deferred social security (CARES Act)		1,798,000
Interest limitation		21,011,000		30,335,000
Lease liabilities		21,241,000		22,134,000
Deferred revenue - shipping terms		315,000		315,000
Original issue discount amortization		3,078,000		3,372,000
Transaction costs		3,061,000		2,302,000
Federal / foreign net operating loss		36,217,000		38,478,000
State net operating loss		3,806,000		5,426,000
Tax credit carryforwards		2,150,000		2,636,000
All other		610,000		401,000
Total deferred tax asset		114,768,000		122,907,000
Valuation allowance for deferred tax assets		(1,471,000)		(2,586,000)
Deferred tax asset, net of current allowance		113,297,000		120,321,000
Deferred Tax Liability:
Intangible asset amortization		216,354,000		227,007,000
Property and equipment		29,901,000		34,218,000
Lease assets		20,598,000		22,119,000
All other items		487,000		618,000
Deferred tax liabilities		(267,340,000)		(283,962,000)
Net deferred tax liability		$ 154,043,000		163,641,000
Hman Group holdings Inc and subsidiaries | Revision of Prior Period, Error Correction, Adjustment [Member]
Deferred Tax Asset:
Lease liabilities				5,646,000
Deferred Tax Liability:
Lease assets				$ 5,646,000